UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ridgecrest Investment Management, LLC
Address:    767 Third Avenue, 20th Floor
            New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Todd McElroy
Title:      Chief Financial Officer
Phone:      (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy                    New York, New York         February 16, 2011
----------------                    ------------------         -----------------
  [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------
Form 13F Information Table Entry Total:    86
                                           -----------
Form 13F Information Table Value Total:    $64,215
                                           -----------
                                           (thousands)

List of Other Included Managers:

None

                                                                                                                        VOTING
                                           TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                             CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
Agrium Inc                                 COM          008916108  2,294    25,000  SH          SOLE       NONE     25,000
Air Transport Services Group Inc           COM          00922R105  316      40,000  SH          SOLE       NONE     40,000
Alcoa Inc                                  COM          013817101  846      55,000  SH          SOLE       NONE     55,000
American Axle & Manufacturing Holdings Inc COM          024061103  643      50,000  SH          SOLE       NONE     50,000
Applied Micro Circuits Corp                COM          03822W406  320      30,000  SH          SOLE       NONE     30,000
Arthrocare Corp                            COM          043136100  699      22,500  SH          SOLE       NONE     22,500
ArvinMeritor Inc                           COM          043353101  1,026    50,000  SH          SOLE       NONE     50,000
Atmel Corp                                 COM          049513104  554      45,000  SH          SOLE       NONE     45,000
Brinker International Inc                  COM          109641100  313      15,000  SH          SOLE       NONE     15,000
Buckeye Technologies Inc                   COM          118255108  1,576    75,000  SH          SOLE       NONE     75,000
Carpenter Technology Corp                  COM          144285103  1,107    27,500  SH          SOLE       NONE     27,500
Carrizo Oil & Gas Inc                      COM          144577103  1,207    35,000  SH          SOLE       NONE     35,000
Celanese Corp                              COM          150870103  1,235    30,000  SH          SOLE       NONE     30,000
China Valves Technology Inc                COM          169476207  105      10,000  SH          SOLE       NONE     10,000
Citigroup Inc                              COM          172967101  473      100,000 SH          SOLE       NONE     100,000
Commercial Metals Co                       COM          201723103  498      30,000  SH          SOLE       NONE     30,000
Corn Products International Inc            COM          219023108  1,150    25,000  SH          SOLE       NONE     25,000
Devon Energy Corp                          COM          25179M103  785      10,000  SH          SOLE       NONE     10,000
Discover Financial Services                COM          254709108  741      40,000  SH          SOLE       NONE     40,000
Dole Food Co Inc                           COM          256603101  540      40,000  SH          SOLE       NONE     40,000
Eastman Chemical Co                        COM          277432100  1,051    12,500  SH          SOLE       NONE     12,500
Eaton Corp                                 COM          278058102  1,523    15,000  SH          SOLE       NONE     15,000
Entropic Communications Inc                COM          29384R105  242      20,000  SH          SOLE       NONE     20,000
First California Financial Group Inc       COM          319395109  532      190,000 SH          SOLE       NONE     190,000
First Horizon National Corp                COM          320517105  295      25,000  SH          SOLE       NONE     25,000
FMC Corp                                   COM          302491303  1,598    20,000  SH          SOLE       NONE     20,000
Ford Motor Co                              Equity WRT   345370134  652      80,000  SH          SOLE       NONE     80,000
Furmanite Corp                             COM          361086101  380      55,000  SH          SOLE       NONE     55,000
FX Energy Inc                              COM          302695101  185      30,000  SH          SOLE       NONE     30,000
Genworth Financial Inc                     COM          37247D106  329      25,000  SH          SOLE       NONE     25,000
Globe Specialty Metals Inc                 COM          37954N206  855      50,000  SH          SOLE       NONE     50,000
WR Grace & Co                              COM          38388F108  1,230    35,000  SH          SOLE       NONE     35,000
Halozyme Therapeutics Inc                  COM          40637H109  634      80,000  SH          SOLE       NONE     80,000
Hess Corp                                  COM          42809H107  3,062    40,000  SH          SOLE       NONE     40,000
Hubbell Inc                                COM          443510201  902      15,000  SH          SOLE       NONE     15,000
Human Genome Sciences Inc                  COM          444903108  717      30,000  SH          SOLE       NONE     30,000
Imris Inc                                  COM          45322N105  575      100,000 SH          SOLE       NONE     100,000
International Coal Group Inc               COM          45928H106  155      20,000  SH          SOLE       NONE     20,000
Jazz Pharmaceuticals Inc                   COM          472147107  394      20,000  SH          SOLE       NONE     20,000
JPMorgan Chase & Co                        COM          46625H100  1,294    30,500  SH          SOLE       NONE     30,500
KBR Inc                                    COM          48242W106  457      15,000  SH          SOLE       NONE     15,000
Kelly Services Inc                         COM          488152208  940      50,000  SH          SOLE       NONE     50,000
KIT Digital Inc                            COM          482470200  481      30,000  SH          SOLE       NONE     30,000
KKR & Co LP                                Ltd Part     48248M102  710      50,000  SH          SOLE       NONE     50,000
Kodiak Oil & Gas Corp                      COM          50015Q100  7        1,000   SH          SOLE       NONE     1,000
Koppers Holdings Inc                       COM          50060P106  1,431    40,000  SH          SOLE       NONE     40,000
Kraton Performance Polymers Inc            COM          50077C106  758      24,500  SH          SOLE       NONE     24,500
Kulicke & Soffa Industries Inc             COM          501242101  792      110,000 SH          SOLE       NONE     110,000
Liberty Media Corp - Starz                 Tracking Stk 53071M708  997      15,000  SH          SOLE       NONE     15,000
Limelight Networks Inc                     COM          53261M104  232      40,000  SH          SOLE       NONE     40,000
Lincoln National Corp                      COM          534187109  973      35,000  SH          SOLE       NONE     35,000
Linn Energy LLC                            Unit         536020100  1,500    40,000  SH          SOLE       NONE     40,000
Massey Energy Co                           COM          576206106  805      15,000  SH          SOLE       NONE     15,000
Metalico Inc                               COM          591176102  294      50,000  SH          SOLE       NONE     50,000
MetLife Inc                                COM          59156R108  889      20,000  SH          SOLE       NONE     20,000
MYR Group Inc/Delaware                     COM          55405W104  420      20,000  SH          SOLE       NONE     20,000
Nara Bancorp Inc                           COM          63080P105  246      25,000  SH          SOLE       NONE     25,000
Natural Resource Partners LP               Ltd Part     63900P103  996      30,000  SH          SOLE       NONE     30,000
NCR Corp                                   COM          62886E108  922      60,000  SH          SOLE       NONE     60,000
Newell Rubbermaid Inc                      COM          651229106  1,000    55,000  SH          SOLE       NONE     55,000
North American Energy Partners Inc         COM          656844107  1,226    100,000 SH          SOLE       NONE     100,000
Northwest Pipe Co                          COM          667746101  661      27,500  SH          SOLE       NONE     27,500
Oclaro Inc                                 COM          67555N206  329      25,000  SH          SOLE       NONE     25,000
Old Dominion Freight Line Inc              COM          679580100  960      30,000  SH          SOLE       NONE     30,000
OSI Systems Inc                            COM          671044105  545      15,000  SH          SOLE       NONE     15,000
Petroleo Brasileiro SA                     ADR          71654V101  513      15,000  SH          SOLE       NONE     15,000
Quality Distribution Inc                   COM          74756M102  636      70,000  SH          SOLE       NONE     70,000
Radian Group Inc                           COM          750236101  484      60,000  SH          SOLE       NONE     60,000
Ralcorp Holdings Inc                       COM          751028101  975      15,000  SH          SOLE       NONE     15,000
RigNet Inc                                 COM          766582100  572      42,000  SH          SOLE       NONE     42,000
Robbins & Myers Inc                        COM          770196103  1,431    40,000  SH          SOLE       NONE     40,000
RSC Holdings Inc                           COM          74972L102  584      60,000  SH          SOLE       NONE     60,000
Sanmina-SCI Corp                           COM          800907206  459      40,000  SH          SOLE       NONE     40,000
Sino Clean Energy Inc                      COM          82936G200  297      45,000  SH          SOLE       NONE     45,000
Solutia Inc                                COM          834376501  462      20,000  SH          SOLE       NONE     20,000
Spartan Stores Inc                         COM          846822104  339      20,000  SH          SOLE       NONE     20,000
Stillwater Mining Co                       COM          86074Q102  854      40,000  SH          SOLE       NONE     40,000
Symantec Corp                              COM          871503108  1,004    60,000  SH          SOLE       NONE     60,000
TD Ameritrade Holding Corp                 COM          87236Y108  475      25,000  SH          SOLE       NONE     25,000
Tower International Inc                    COM          891826109  442      25,000  SH          SOLE       NONE     25,000
Triangle Petroleum Corp                    COM          89600B201  242      37,200  SH          SOLE       NONE     37,200
Tutor Perini Corp                          COM          901109108  321      15,000  SH          SOLE       NONE     15,000
Visteon Corp/New                           COM          92839U206  557      7,500   SH          SOLE       NONE     7,500
WABCO Holdings Inc                         COM          92927K102  914      15,000  SH          SOLE       NONE     15,000
Wyndham Worldwide Corp                     COM          98310W108  824      27,500  SH          SOLE       NONE     27,500
Zagg Inc                                   COM          98884U108  229      30,000  SH          SOLE       NONE     30,000

                                                                   64,215